Annual Total Returns [BarChart] - LVIP American International Fund - Service Class II	May 01, 2021
Bar Chart Table:
2011	(14.32%)
2012	17.45%
2013	21.15%
2014	(3.00%)
2015	(4.84%)
2016	3.15%
2017	31.65%
2018	(13.50%)
2019	22.44%
2020	13.57%